SHARE CAPITAL (Additional Stock Option Information) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Expiration term		10 years
Options granted	36,765	152,949
Exercise price of options granted	$ 1.86	$ 0.72
Fair value of options granted	$ 189	$ 137
Options exercised	100,441	6,000	80,499
Weighted-average fair value of options granted	$ 5.15	$ 1.09
Risk-free interest rate	0.34%	1.20%
Dividend yield	0.00%	0.00%
Expected volatility	314.47%	344.19%
Expected term	1 year 10 months 24 days	6 years 1 month 10 days
Intrinsic value of options exercised	943	23	0
Average stock price	$ 9.17	$ 2.63	$ 0.62
Unrecognized compensation cost	121
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Expiration term	10 years
August 9, 2011[Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				35,294
Exercise price of options granted				$ 0.47
Fair value of options granted				6
August 24, 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term				10 years
Options granted				90,588
Exercise price of options granted				$ 0.85
Fair value of options granted				$ 18
August 24, 2011 [Member] | Vesting January 1, 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				36,471
August 24, 2011 [Member] | Vesting January 1, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				54,118
Year 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercised	31,765